Provisions - Summary of Provisions (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) contract	Dec. 31, 2020 EUR (€)	Jan. 01, 2020 EUR (€)
Provisions
Other provisions at beginning of period	€ 711,724	€ 2,128,310
Additions	1,071,574	576,198
Reversals	(438)	(65,264)
Usage	(575,502)	(1,930,239)
Unwinding of discount	2,026	1,993
Acquisition of a subsidiary	18,000
Currency translation effect	2,790	726
Other provisions at end of period	1,230,174	711,724
Noncurrent	140,869	135,784	€ 134,476
Current	1,089,305	575,940	€ 1,993,834
Total other provisions	1,230,174	711,724
Provision for payment of patent licensing fees	€ 432,000
Number of contracts with negative margin | contract	2
Warranties
Provisions
Other provisions at beginning of period	€ 575,940	516,581
Additions	639,263	576,198
Reversals	(438)	(65,264)
Usage	(575,502)	(451,317)
Acquisition of a subsidiary	18,000
Currency translation effect	(269)	(258)
Other provisions at end of period	656,994	575,940
Current	656,994	575,940
Total other provisions	656,994	575,940
Asset Retirement Obligation
Provisions
Other provisions at beginning of period	135,784	134,476
Unwinding of discount	2,026	1,993
Currency translation effect	3,059	(685)
Other provisions at end of period	140,869	135,784
Noncurrent	140,869	135,784
Total other provisions	140,869	135,784
Other
Provisions
Other provisions at beginning of period		1,477,253
Additions	432,311
Usage		(1,478,922)
Currency translation effect		€ 1,669
Other provisions at end of period	432,311
Current	432,311
Total other provisions	€ 432,311